UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

___________________

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

___________________

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2010

Item 1. Schedule of Investments.

Victoria 1522 Fund
SCHEDULE OF INVESTMENTS - As of December 31, 2010
(Unaudited)

Number of Shares		Value
	COMMON STOCKS - 95.2%
	BRAZIL - 15.1%
8,100	Banco do Brasil S.A.	$153,314
7,400	Cia Siderurgica Nacional S.A.	118,890
42,400	Cosan S.A. Industria e Comercio	705,219
4,600	Marisa Lojas S.A.	69,720
39,600	Petroleo Brasileiro S.A.	651,014
20,600	Vale S.A.	601,868
		2,300,025

	BRITAIN - 0.9%
5,500	Antofagasta PLC	138,229

	CHILE - 0.8%
2,200	Empresa Nacional de Electricidad S.A. ADR	123,662

	CHINA - 26.4%
1,204,300	Agricultural Bank of China Ltd. - Class H*	604,257
630,000	China Rare Earth Holdings Ltd.	294,218
222,200	Great Wall Motor Co., Ltd. - Class H	686,085
99,400	Jiangxi Co.pper Co. Ltd. - Class H	326,738
23,500	Kingboard Chemical Holdings Ltd.	140,738
213,000	Longfor Properties Co. Ltd.	296,503
62,400	Minth Group Ltd.	102,437
266,000	Qingling Motors Co. Ltd. - Class H	79,737
126,000	Shenzhen Expressway Co., Ltd. - Class H	74,730
1,636,000	Sinopec Yizheng Chemical Fibre Co. Ltd. - Class H*	833,491
141,900	Zhaojin Mining Industry Co., Ltd. - Class H	580,540
		4,019,474

	EGYPT - 0.5%
99,800	Arab Cotton Ginning	75,817

	INDIA - 4.7%
2,700	Axis Bank Ltd.	82,377
2,500	Infosys Technologies Ltd. ADR	190,200
9,200	Reliance Industries Ltd.	437,184
		709,761

Victoria 1522 Fund
SCHEDULE OF INVESTMENTS - As of December 31, 2010
(Unaudited)

Number of Shares		Value

	INDONESIA - 5.1%
86,200	PT Indocement Tunggal Prakarsa	$152,596
344,900	PT Perusahaan Perkebunan London Sumatra Indonesia	491,894
68,300	PT Unilever Indonesia	125,078
		769,568

	PHILIPPINES - 1.4%
173,400	DMCI Holdings, Inc.	142,488
37,200	Security Bank Corp.	72,812
		215,300

	POLAND - 2.0%
5,400	KGHM Polska Miedz S.A.	311,917

	RUSSIA - 8.0%
35,500	Federal Hydrogenerating Co. ADR*	193,475
12,700	Magnit OJSC	372,110
8,300	MMC Norilsk Nickel ADR	196,461
85,800	Sberbank of Russia	292,321
15,850	Surgutneftegas OJSC ADR	168,010
		1,222,377

	SOUTH AFRICA - 3.4%
34,100	Shoprite Holdings Ltd.	514,024

	SOUTH KOREA - 9.2%
4,980	Hyundai Motor Co.	761,327
770	Samsung Electronics Co., Ltd.	643,872
		1,405,199

	TAIWAN - 15.5%
98,000	Formosa Chemicals & Fibre Corp.	330,067
652,000	Mega Financial Holding Co., Ltd.	502,029
204,629	Taiwan SemiConductor Manufacturing Co., Ltd.	498,299
310,700	TSRC Corp.	719,299
148,000	Yulon Motor Co. Ltd.	313,193
		2,362,887

Victoria 1522 Fund
SCHEDULE OF INVESTMENTS - As of December 31, 2010
(Unaudited)

Number of Shares		Value

	TURKEY - 2.2%
6,400	BIM Birlesik Magazalar AS	$217,617
33,867	Turkiye Is Bankasi - Class C	120,642
		338,259

	TOTAL COMMON STOCKS
	(Cost $11,711,934)	14,506,499

	RIGHTS - 0.0% #
	BRAZIL - 0.0% #
110	Banco Bradesco S.A.	567
	TOTAL RIGHTS
	(Cost $580)	567

Principal Amount		Value
	SHORT-TERM INVESTMENTS - 7.0%
	UNITED STATES
$1,061,011	UMB Money Market Fiduciary, 0.01%†	1,061,011
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,061,011)	1,061,011

	TOTAL INVESTMENTS - 102.2%
	(Cost $12,773,525)	15,568,077
	Liabilities in excess of other assets - (2.2%)	(334,070)
	TOTAL NET ASSETS - 100%	$15,234,007

ADR	American Depository Receipt.
PLC	Public Limited Company.
*	Non-income producing security.
†	The rate quoted is the anualized seven-day yield of the Fund at the period end.
#	Less than 0.1% of net assets.

See accompanying Notes to Schedule of Investments

Victoria 1522 Fund
SUMMARY OF INVESTMENTS BY INDUSTRY - As of December 31, 2010
(Unaudited)

Industry	Percent of Total Investments
Motor Vehicles	11.8%
Agricultural Commodities/Milling	8.2%
Regional Banks	7.5%
Semiconductors	7.3%
Other Metals/Minerals	6.3%
Food Retail	5.7%
Chemicals: Specialty	5.5%
Textiles	5.4%
Integrated Oil	5.3%
Steel	4.6%
Precious Metals	3.7%
Financial Conglomerates	3.2%
Oil Refining/Marketing	2.8%
Chemicals: Major Diversified	2.1%
Electric Utilities	2.0%
Real Estate Development	1.9%
Industrial Specialties	1.9%
Discount Stores	1.4%
Information Technology Services	1.2%
Major Banks	1.0%
Construction Materials	1.0%
Industrial Conglomerates	0.9%
Household/Personal Care	0.8%
Auto Parts: OEM	0.7%
Other Transportation	0.5%
Apparel/Footwear Retail	0.5%
Long Term Investments	93.2%
Short-Term Investments	6.8%
Total Investments	100.0%

See accompanying Notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
December 31, 2010

Note 1 – Organization:
Victoria 1522 Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital growth. The Fund commenced investment operations on October 1, 2008, with two classes of shares, Advisor Class and Institutional Class.

Note 2 –Accounting Policies:
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Tax Information:
At December 31, 2010, gross unrealized appreciation and depreciation on investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$12,776,401

Gross unrealized appreciation	$2,981,021
Gross unrealized depreciation	(187,352)
Net unrealized appreciation on investments and foreign currency translations	$2,793,669

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure:
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of December 31, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2* (Other Significant Observable Inputs)	Level 3** (Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks:
Consumer Discretionary	$1,181,452	$906,864	$-	$2,088,316
Consumer Staples	589,727	1,836,214	-	2,425,941
Energy	605,194	651,014	-	1,256,208
Financials	1,605,808	518,447	-	2,124,255
Industrials	74,730	142,488	-	217,218
Information Technology	829,237	643,872	-	1,473,109
Materials	3,730,961	873,354	-	4,604,315
Utilities	317,137	-	-	317,137
Rights	-	567	-	567
Short-Term Investments	1,061,011	-	-	1,061,011
Total Investments, at Value	$9,995,257	$5,572,820	$-	$15,568,077

* In accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to a significant change in the value of U.S.-traded securities, as measured by the S&P 500 Index.  In this circumstance, $5,572,820 of investment securities were classified as level 2 instead of level 1.

**The fund did not hold any level 3 securities during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Victoria 1522 Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	2/24/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	2/24/11

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	2/24/11

* Print the name and title of each signing officer under his or her signature.